Financial Risk Management Objectives and Policies (Details 2) - Trade Receivables [Member]	Jun. 30, 2019 AUD ($)
Disclosure of financial assets [line items]
Gross carrying amount	$ 332,972
Loss allowance	$ 34,046
121+ [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	91.64%
Gross carrying amount	$ 19,842
Loss allowance	$ 18,182
Current [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	1.66%
Gross carrying amount	$ 209,731
Loss allowance	$ 3,476
1-30 [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	6.19%
Gross carrying amount	$ 83,291
Loss allowance	$ 5,153
31-60 [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	18.28%
Gross carrying amount	$ 15,385
Loss allowance	$ 2,813
61-90 [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	30.06%
Gross carrying amount	$ 416
Loss allowance	$ 125
91-120 [Member]
Disclosure of financial assets [line items]
Expected credit loss rate	99.78%
Gross carrying amount	$ 4,307
Loss allowance	$ 4,297